Derivatives and Hedging, Effect of Trading Activities on the Statements of Financial Condition (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Futures and Forward Contracts [Abstract]
Net unrealized gain on open contracts	$ 10,991,449	$ 8,014,894
Unrealized currency loss	(97,932)	(284,357)
Effect of Trading Activities on Statements of Income and Expenses [Abstract]
Trading results	43,353,776	31,900,455	(9,904,462)
Unrealized currency gain (loss)	186,425	210,469	(148,604)
Net realized	40,377,221	28,140,076	(8,986,897)
Net change in unrealized	2,976,555	3,760,379	(917,565)
Total Trading Results	43,353,776	31,900,455	(9,904,462)
Commodity [Member]
Effect of Trading Activities on Statements of Income and Expenses [Abstract]
Trading results	440,687	4,744,029	(25,656,631)
Equity [Member]
Effect of Trading Activities on Statements of Income and Expenses [Abstract]
Trading results	(5,491,580)	46,697,833	11,644,684
Foreign Currency [Member]
Effect of Trading Activities on Statements of Income and Expenses [Abstract]
Trading results	18,894,085	(3,283,896)	(10,314,789)
Interest Rate [Member]
Effect of Trading Activities on Statements of Income and Expenses [Abstract]
Trading results	29,324,159	(16,467,980)	14,570,878
Futures and Forward Contracts [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain on open contracts	11,089,381	8,299,251
Futures and Forward Contracts [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain on open contracts	3,690,478	1,241,379
Average number of contracts outstanding	3,481	3,708
Futures and Forward Contracts [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain on open contracts	462,266	5,503,435
Average number of contracts outstanding	2,032	3,144
Futures and Forward Contracts [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain on open contracts	1,917,263	2,541,443
Average number of contracts outstanding	3,005	7,647
Futures and Forward Contracts [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Net unrealized gain on open contracts	5,019,374	(987,006)
Average number of contracts outstanding	7,382	8,798
Futures and Forward Contracts [Member] | Long [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	7,679,332	7,839,332
Unrealized loss	(2,979,419)	(3,421,834)
Futures and Forward Contracts [Member] | Long [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	200,049	384,705
Unrealized loss	(1,439,346)	(1,445,582)
Futures and Forward Contracts [Member] | Long [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,829,639	6,045,517
Unrealized loss	(1,023,020)	0
Futures and Forward Contracts [Member] | Long [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	272,443	1,399,755
Unrealized loss	(149,100)	(184,321)
Futures and Forward Contracts [Member] | Long [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	5,377,201	9,355
Unrealized loss	(367,953)	(1,791,931)
Futures and Forward Contracts [Member] | Short [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	7,320,635	5,634,048
Unrealized loss	(931,167)	(1,752,295)
Futures and Forward Contracts [Member] | Short [Member] | Commodity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	5,341,142	2,808,187
Unrealized loss	(411,367)	(505,931)
Futures and Forward Contracts [Member] | Short [Member] | Equity [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	7,571	440
Unrealized loss	(351,924)	(542,522)
Futures and Forward Contracts [Member] | Short [Member] | Foreign Currency [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	1,960,060	1,526,651
Unrealized loss	(166,140)	(200,642)
Futures and Forward Contracts [Member] | Short [Member] | Interest Rate [Member]
Futures and Forward Contracts [Abstract]
Unrealized gain	11,862	1,298,770
Unrealized loss	$ (1,736)	$ (503,200)